Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	tst1_SupplementTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus,
Summary Prospectuses and Statement of Additional Information, as supplemented
* * *
Transamerica AB Dynamic Allocation VP
Effective on or about November 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with AllianceBernstein L.P. (“AB”) with respect to Transamerica AB Dynamic Allocation VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment Management”) with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.
In connection with the change in sub-adviser: (i) the portfolio will be renamed; (ii) the portfolio’s principal investment objective, principal investment strategies and principal risks will change; (iii) the portfolio will have lower management fee and sub-advisory fee schedules; and (iv) the portfolio will have a new primary and secondary blended benchmark. These changes are described below.
TAM will continue to serve as the portfolio’s investment manager.
* * *
Effective on or about November 1, 2018, Transamerica AB Dynamic Allocation VP will be renamed Transamerica BlackRock Smart Beta 40 VP and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:
INVESTMENT OBJECTIVE:
The portfolio’s investment objective will be as follows:
Seeks long-term capital appreciation and capital preservation.
OPERATING EXPENSES:
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.30%	0.30%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses	0.11%	0.11%

Total annual fund operating expenses[2]	0.47%	0.72%

Fee waiver and/or expense reimbursement[3]	0.05%	0.05%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.42%	0.67%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2018.
[2]
Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

[3]
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2019 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.31% for Initial Class shares and 0.56% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. TAM has also contractually agreed to waive 0.05% of its management fee through May 1, 2019.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Initial Class	$43	$146	$258	$587
Service Class	$68	$225	$396	$890
PRINCIPAL INVESTMENT STRATEGIES:
The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue smart beta strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality and size. Smart beta strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 40% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 30% of the portfolio’s net assets in U.S. equity ETFs, approximately 10% of the portfolio’s net assets in international equity ETFs, and approximately 60% of the portfolio’s net assets in fixed income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
PRINCIPAL RISKS:
The portfolio will no longer be subject to the following principal risks: Active Trading; Counterparty; Currency Hedging; Derivatives; Dollar Rolls; Early Close/Late Close/Trading Halt; Growth Stocks; High Yield Debt Securities; Leveraging; Model and Data; Tactical Asset Allocation; To Be Announced (TBA) Transactions; and Value Investing. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the portfolio:
Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying ETFs. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio’s assets invested in various underlying portfolios, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.
Smart Beta Investing– Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
PERFORMANCE:
The portfolio’s new primary benchmark will be the Dow Jones Moderately Conservative Portfolio Index and the portfolio’s new secondary benchmark will be the Transamerica BlackRock Smart Beta 40 VP Blended Benchmark.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.74%	4.87%	2.19%	05/01/2002
Service Class	9.52%	4.61%	1.97%	05/01/2003
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)[1]	10.91%	5.60%	4.91%
Transamerica BlackRock Smart Beta 40 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[2]	11.19%	6.60%	5.45%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

[1]
Effective November 1, 2018, the Dow Jones Moderately Conservative Portfolio Index became the portfolio’s primary benchmark in order to make more meaningful comparisons of the portfolio’s performance relative to the investment strategies it employs. Prior to that date, the portfolio’s primary benchmark was the Bloomberg Barclays US Aggregate Bond Index.

[2]
The Transamerica BlackRock Smart Beta 40 VP Blended Benchmark consists of the following: 30% MSCI USA Index; 10% MSCI All Country World Index ex-US; 50% Bloomberg Barclays US Aggregate Bond Index; and 10% Bloomberg Barclays US Credit Bond Index.

* * *
Transamerica BlackRock Equity Smart Beta 100 VP
Transamerica BlackRock Smart Beta 50 VP
Transamerica BlackRock Smart Beta 75 VP
Effective on or about November 1, 2018, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectuses as principal risks of investing in Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP:
Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
* * *
Investors Should Retain this Supplement for Future Reference
August 24, 2018

Transamerica AB Dynamic Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst1_SupplementTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus,
Summary Prospectuses and Statement of Additional Information, as supplemented
* * *
Transamerica AB Dynamic Allocation VP
Effective on or about November 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with AllianceBernstein L.P. (“AB”) with respect to Transamerica AB Dynamic Allocation VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment Management”) with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.
In connection with the change in sub-adviser: (i) the portfolio will be renamed; (ii) the portfolio’s principal investment objective, principal investment strategies and principal risks will change; (iii) the portfolio will have lower management fee and sub-advisory fee schedules; and (iv) the portfolio will have a new primary and secondary blended benchmark. These changes are described below.
TAM will continue to serve as the portfolio’s investment manager.
* * *
Effective on or about November 1, 2018, Transamerica AB Dynamic Allocation VP will be renamed Transamerica BlackRock Smart Beta 40 VP and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:
INVESTMENT OBJECTIVE:
The portfolio’s investment objective will be as follows:
Seeks long-term capital appreciation and capital preservation.
OPERATING EXPENSES:
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.30%	0.30%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses	0.11%	0.11%

Total annual fund operating expenses[2]	0.47%	0.72%

Fee waiver and/or expense reimbursement[3]	0.05%	0.05%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.42%	0.67%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2018.
[2]
Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

[3]
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2019 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.31% for Initial Class shares and 0.56% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. TAM has also contractually agreed to waive 0.05% of its management fee through May 1, 2019.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Initial Class	$43	$146	$258	$587
Service Class	$68	$225	$396	$890
PRINCIPAL INVESTMENT STRATEGIES:
The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue smart beta strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality and size. Smart beta strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 40% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 30% of the portfolio’s net assets in U.S. equity ETFs, approximately 10% of the portfolio’s net assets in international equity ETFs, and approximately 60% of the portfolio’s net assets in fixed income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
PRINCIPAL RISKS:
The portfolio will no longer be subject to the following principal risks: Active Trading; Counterparty; Currency Hedging; Derivatives; Dollar Rolls; Early Close/Late Close/Trading Halt; Growth Stocks; High Yield Debt Securities; Leveraging; Model and Data; Tactical Asset Allocation; To Be Announced (TBA) Transactions; and Value Investing. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the portfolio:
Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying ETFs. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio’s assets invested in various underlying portfolios, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.
Smart Beta Investing– Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
PERFORMANCE:
The portfolio’s new primary benchmark will be the Dow Jones Moderately Conservative Portfolio Index and the portfolio’s new secondary benchmark will be the Transamerica BlackRock Smart Beta 40 VP Blended Benchmark.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.74%	4.87%	2.19%	05/01/2002
Service Class	9.52%	4.61%	1.97%	05/01/2003
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)[1]	10.91%	5.60%	4.91%
Transamerica BlackRock Smart Beta 40 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[2]	11.19%	6.60%	5.45%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

[1]
Effective November 1, 2018, the Dow Jones Moderately Conservative Portfolio Index became the portfolio’s primary benchmark in order to make more meaningful comparisons of the portfolio’s performance relative to the investment strategies it employs. Prior to that date, the portfolio’s primary benchmark was the Bloomberg Barclays US Aggregate Bond Index.

[2]
The Transamerica BlackRock Smart Beta 40 VP Blended Benchmark consists of the following: 30% MSCI USA Index; 10% MSCI All Country World Index ex-US; 50% Bloomberg Barclays US Aggregate Bond Index; and 10% Bloomberg Barclays US Credit Bond Index.

* * *
Investors Should Retain this Supplement for Future Reference
August 24, 2018

Transamerica BlackRock Equity Smart Beta 100 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

* * *

Transamerica BlackRock Equity Smart Beta 100 VP

Effective on or about November 1, 2018, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectuses as principal risks of investing in Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP:

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

* * *

Investors Should Retain this Supplement for Future Reference

August 24, 2018

Transamerica BlackRock Smart Beta 50 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

* * *

Transamerica BlackRock Smart Beta 50 VP

Effective on or about November 1, 2018, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectuses as principal risks of investing in Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP:

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

* * *

Investors Should Retain this Supplement for Future Reference

August 24, 2018

Transamerica BlackRock Smart Beta 75 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

* * *

Transamerica BlackRock Smart Beta 75 VP

Effective on or about November 1, 2018, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectuses as principal risks of investing in Transamerica BlackRock Equity Smart Beta 100 VP, Transamerica BlackRock Smart Beta 50 VP and Transamerica BlackRock Smart Beta 75 VP:

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

* * *

Investors Should Retain this Supplement for Future Reference

August 24, 2018